SEGMENTS - Schedule of Sales and Adjusted EBITDA by Reportable Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total revenue, net	$ 8,245,268	$ 8,024,403	$ 5,943,739
Income tax (expense) benefit	(43,591)	25,603	10,980
Interest expense	(81,113)	(56,371)	(24,992)
Depreciation	(93,970)	(98,703)	(54,064)
Amortization of intangible assets	(10,198)	(10,893)	(11,404)
Merger, transaction and other related costs	0	0	(30,072)
Mark to market (losses) gains	(2,524)	(3,049)	3,160
Gain on asset sales	52,495	10,316	0
Incremental Charges, Biological Assets And Inventory	0	(41,145)	(66,492)
Net income	155,709	111,783	16,993
Unusual or Infrequent Item, or Both, Loss, Gross	(5,321)	0	0
Other activity	2,918	(231)	(959)
Loss from discontinued operations, net of income taxes	(21,818)	(56,447)	(20,568)
Income from continuing operations	177,527	168,230	37,561
Legacy Dole Equity Method Investment
Segment Reporting Information [Line Items]
Income tax (expense) benefit	(5,826)	(5,623)	(27,297)
Interest expense	(5,348)	(1,731)	(18,282)
Depreciation	(7,224)	(8,073)	(30,390)
Amortization of intangible assets	(2,513)	(2,542)	(3,218)
Other activity	(460)	186	(2,039)
Fresh Fruit
Segment Reporting Information [Line Items]
Segment adjusted EBITDA	208,930	205,547	24,830
Diversified Fresh Produce – EMEA
Segment Reporting Information [Line Items]
Segment adjusted EBITDA	133,570	111,053	126,871
Diversified Fresh Produce – Americas & ROW
Segment Reporting Information [Line Items]
Segment adjusted EBITDA	42,618	43,796	41,580
Legacy Dole
Segment Reporting Information [Line Items]
Segment adjusted EBITDA			93,353
Operating Segments
Segment Reporting Information [Line Items]
Total revenue, net	8,368,979	8,165,377	5,981,072
Operating Segments | Fresh Fruit
Segment Reporting Information [Line Items]
Total revenue, net	3,135,866	3,047,149	1,133,038
Operating Segments | Diversified Fresh Produce – EMEA
Segment Reporting Information [Line Items]
Total revenue, net	3,432,945	3,152,561	3,383,009
Operating Segments | Diversified Fresh Produce – Americas & ROW
Segment Reporting Information [Line Items]
Total revenue, net	1,800,168	1,965,667	1,465,025
Intersegment Eliminations
Segment Reporting Information [Line Items]
Total revenue, net	$ (123,711)	$ (140,974)	$ (37,333)